Production costs by nature	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Production costs by nature
Production costs by nature

	2019	2018
	$	$

Raw materials and consumables	294,844	267,681
Salaries and employee benefits	82,824	94,794
Contractors	36,534	33,258
Equipment rental	22,598	3,545
Other	28,828	25,918
Silver credits	(3,028)	(2,726)
Change in inventories	(23,865)	(16,699)
Capitalized to mining interests	(64,557)	(55,326)
	374,178	350,445

Salaries and employee benefits expense included in general and administrative costs were $33 million for the year ended December 31, 2019 (2018 - $27 million).